Hartford Multifactor Developed Markets ex-US ETF Expense Example - Hartford Multifactor Developed Markets ex-US ETF - Hartford Multifactor Developed Markets (ex-US) ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368